Shareholders' equity	12 Months Ended
Dec. 31, 2017
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Shareholders' equity
29.	Shareholders’ equity

29.1	Capital

The authorized capital is divided into 1,000,000,000 common shares. The Company’s subscribed and paid up capital at December 31, 2017 was US$ 1,438.0 and was comprised of 740,465,044 common shares, without par value, of which 7,423,705 shares were held in Treasury.

29.2	Brazilian Government Golden Share

The Federal Government holds one ”golden share” with the same voting rights as other holders of common shares but which grants it certain additional rights as established in article 9 of the Embraer’s bylaws.

29.3	Treasury Shares

Common shares acquired with resources from the investments and working capital reserve. This operation occurred in accordance with rules approved by the Statutory Board of Directors in a meeting held on December 7, 2007 and corresponds to 7,423,705 common shares and US$ 51.8 as of December 31, 2017. These shares lose voting and economic rights during the period in which they are held in Treasury. The movement is shown below:

	USD	Quantity	Share value (USD)	Net income of uses
At the beggining of the year	49.1	5,906,120	8.31	—
Used for stock options plan (i)	(12.3)	(1,482,415)	8.30	6.4
Repurchase of shares in the period (ii)	15.0	3,000,000	5.00	—

At December 31, 2017	51.8	7,423,705	6.98	6.4

(i)	The beneficiaries of the shares used in the share-based compensation plan include the Statutory Board of Directors, Executive Directors and certain employees.
(ii)	Refers to repurchases of shares with the objective of supporting the “Long Term Incentive (LTI)” plan for the Phantom shares plan. The repurchase was conducted in accordance with rules approved by the Board of Directors, at lowest and highest prices per share of US$ 4.6 and US$ 5.5 respectively.

At December 31, 2017, the market value of the shares held in Treasury was US$ 44.4 (December 31, 2016 - US$ 28.2).

29.4	Investment subsidy reserve

This reserve was formed as allowed by article 195-A of Brazilian Corporate Law (as amended by Law 11.638, of 2007) and corresponds to the appropriation of the portion of retained earnings derived from government grants received by the Company, which cannot be distributed to shareholders in the form of dividends. It is recognized in the statement of income in the same expense line to which the subsidy refers.

These subsidies are not included in the calculation of the minimum mandatory dividends.

29.5	Legal reserve

The statutory reserve is recorded annually as an appropriation of 5% of the net income for the year. The reserve may not exceed 20% of capital, or 30% of capital and capital reserves.

29.6	Investment and working capital reserve

The purpose of this reserve is to shield funds which might otherwise be subject to distribution and are earmarked for: (i) investments in property, plant and equipment, without detriment to retained earnings, pursuant to art. 196 of Law 6.404/76; and (ii) the Company’s working capital (iii) redeem, reimburse or purchase shares of the Company and (iv) be distributed to the shareholders.

29.7	Interest on own capital

Interest on own capital is allocated to dividends and approved by the Statutory Board of Directors as follows:

•	In a meeting held on March 08, 2017, the Statutory Board of Directors approved the distribution of interest on own capital for the first quarter of 2017 in the amount of US$ 9.3, corresponding to US$ 0.01 per share. Payment of interest on own capital is subject to withholding tax at 15%. The payment was made on April 13, 2017.

•	In a meeting held on June 02, 2017, the Statutory Board of Directors approved the distribution of US$ 8.9 as interest on own capital for the second quarter of 2017, corresponding to US$ 0.01 per share. Payment of interest on own capital is subject to income tax at 15% . The payment was made on July 13, 2017.

•	In a meeting held on September 06 2017, the Statutory Board of Directors approved the distribution of US$ 9.2 as interest on own capital for the third quarter of 2016, corresponding to US$ 0.01 per share. Payment of interest on own capital payment is subject to income tax at 15%. The payment was made on October 09, 2017.

•	In a meeting held on December 14 2017, the Statutory Board of Directors approved the distribution of US$ 19.9 as interest on own capital for the fourth quarter of 2017, corresponding to US$ 0.03 per share. Payment of interest on own capital is subject to income tax at 15%. The payment was made on January 26, 2018.

The interest on own capital is subject to 15% withholding income tax. The amount approved or paid, net of withholding income tax, is treated as an advance on the mandatory dividends.

29.8	Proposed dividends

Determination of the annual dividends, subject to the approval of the shareholders at the Annual General Meeting, is presented in reais as Brazilian Corporate Law establishes that all dividends must be determined and paid based on actual amounts in the legal books, as shown below:

Brazilian million Reais	12.31.2017	12.31.2016	12.31.2015
Net income for the year	795.8	585.4	241.6
Investment Subsidy	(13.3)	(2.5)	(2.5)
Legal Reserve	(39.8)	(29.3)	(12.1)

	742.7	553.6	227.0

Minimun mandatory dividend (25%)	185.7	138.4	56.7

Interest on own capital, net of tax	132.8	63.5	76.5
Proposed dividends	52.9	75.0	—
Interest on own capital, exceeding of the minimum required (i)	—	—	25.5

Total stockholder remuneration	185.7	138.4	102.0
Payments of the year	(76.0)	(63.5)	(76.5)

Total shareholders remuneration of period	109.7	75.0	25.5
Total shareholders remuneration of previous period	0.1	0.1	0.1

Total shareholders remuneration - in millions of Brazilian reais	109.8	75.1	25.6
Total exceeding shareholders remuneration presented in Equity	—	—	(25.5)
Total remuneration due to non-controlling shareholders	11.9	5.8	10.4

Total shareholders remuneration presented in Liabilities	121.7	80.9	10.5

Total shareholders remuneration - in millions of US$	36.8	24.8	2.7

(i)	Refers to interest on own capital for the 4th quarter of 2015, net of withholding income tax, which, since it was in excess of the mandatory minimum amount and was not paid in the period, is presented as an “additional proposed dividends” reserve in equity.

29.8.1	Other Comprehensive Income

Consists of the following adjustments:

•	Cumulative translation adjustment: foreign exchange gains/losses resulting from translation of the consolidated financial statements in the functional currency to the presentation currency (Real) and foreign exchange gains/losses resulting from translation of the foreign subsidiaries’ financial statements measured in other functional currencies to the Company’s functional currency (dollar); and

•	Other comprehensive income: unrealized actuarial gains (losses) resulting from the healthcare plans sponsored by the Company and the fair value variation of financial instruments available for sale.